EQUITY COMPENSATION PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Stock incentive and option plans
Stock option expiration period	10 years
Stock option vesting period	3 years
SHARES
Outstanding, beginning of year (in shares)	20,126,579	19,988,025	22,262,204
Granted (in shares)	2,238,267	2,661,551	1,783,293
Issued in connection with Nalco merger (in shares)		883,173
Exercised (in shares)	(6,774,032)	(3,331,926)	(3,813,865)
Canceled (in shares)	(465,658)	(74,244)	(243,607)
Outstanding, end of year (in shares)	15,125,156	20,126,579	19,988,025
Exercisable, end of year (in shares)	11,036,700	15,885,276	16,091,416
Vested and expected to vest, end of year (in shares)	14,770,288
AVERAGE PRICE PER SHARE
Outstanding, beginning of year (in dollars per share)	$ 41.45	$ 38.66	$ 36.22
Granted (in dollars per share)	$ 71.17	$ 55.38	$ 48.03
Issued in connection with Nalco merger (in dollars per share)		$ 29.35
Exercised (in dollars per share)	$ 35.16	$ 32.59	$ 28.46
Canceled (in dollars per share)	$ 53.61	$ 43.68	$ 43.86
Outstanding, end of year (in dollars per share)	$ 48.29	$ 41.45	$ 38.66
Exercisable, end of year (in dollars per share)	$ 42.77	$ 38.57	$ 37.42
Vested and expected to vest, end of year (in dollars per shares)	$ 48.01
Total intrinsic value of options exercised during period	$ 211	$ 69	$ 76
Total aggregate intrinsic value of in-the-money options exercisable	313
Total aggregate intrinsic value of in-the-money options outstanding	346
Weighted-average remaining contractual life of options outstanding	6 years 6 months
Weighted-average remaining contractual life of options exercisable	4 years
Aggregate intrinsic value of vested and expected to vest options outstanding	$ 342
Weighted-average remaining contractual life of vested and expected to vest options outstanding	6 years 4 months 24 days